Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property and equipment, net [Abstract]
Schedule of property and equipment, net
	As of December 31
	2014	2015
	RMB	RMB

Electronic devices	18,398	32,729
Vehicle	2,541	2,718
Furniture and office equipment	3,690	5,983
Leasehold improvement	21,161	45,641

Total	45,790	87,071

Accumulated depreciation and amortization	(15,567)	(27,863)

Property and equipment, net	30,223	59,208